Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Aug. 12, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Revenues
Time charter revenue Höegh Gallant		$ 23,345	$ 11,462		$ 67,799	$ 34,039
Operating expenses
Vessel operating expenses		(4,674)	(1,684)		(12,708)	(5,543)
Financial (income) expense
Interest income from joint ventures and demand note		192	2,423		697	7,275
Interest expense and commitment fees to Höegh LNG		(6,283)	(3,744)		(19,043)	(11,253)
Total		13,425	5,185	$ (11,941)	16,445	24,204	$ 41,279
Hoegh LNG and Subsidiaries [Member]
Revenues
Time charter revenue Höegh Gallant	[1]	12,335	0		35,335	0
Operating expenses
Vessel operating expenses	[2]	(3,856)	(1,213)		(10,899)	(3,697)
Hours and overhead and Board of Director’s fees	[3],[4]	(905)	(336)		(2,645)	(1,010)
Financial (income) expense
Interest income from joint ventures and demand note	[5]	189	2,423		671	7,275
Interest expense and commitment fees to Höegh LNG	[6]	(1,288)	(304)		(3,791)	(903)
Total		$ 6,475	$ 570		$ 18,671	$ 1,665

[1]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
[2]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[3]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.
[4]	Hours and overhead:Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[5]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. For the three and nine months ended September 30, 2015 interest income also included interest on the $140 million demand note due from Höegh LNG.
[6]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided a $85.0 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a $47 million seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.